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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21460


                            Pioneer Series Trust II
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer  AmPac Growth Fund
Schedule of Investments  9/30/07

Shares                                                          Value

         COMMON STOCKS - 98.9 %
         Energy - 4.6 %
         Integrated Oil & Gas - 4.6 %
 8,400   Chevron Corp.                                      $    786,072
 2,800   Exxon Mobil Corp.                                       259,168
                                                            $  1,045,240
         Total Energy                                       $  1,045,240
         Capital Goods - 11.0 %
         Electrical Component & Equipment - 3.9 %
17,000   Emerson Electric Co.                               $    904,740
         Industrial Conglomerates - 7.1 %
 9,000   3M Co.                                             $    842,220
19,000   General Electric Co.                                    786,600
                                                            $  1,628,820
         Total Capital Goods                                $  2,533,560
         Transportation - 5.7 %
         Air Freight & Couriers - 5.7 %
15,000   Expeditors International of Washington, Inc.       $    709,500
 8,000   United Parcel Service                                   600,800
                                                            $  1,310,300
         Total Transportation                               $  1,310,300
         Consumer Durables & Apparel - 5.7 %
         Apparel, Accessories & Luxury Goods - 2.7 %
13,000   Coach, Inc. *                                      $    614,510
         Footwear - 3.0 %
12,000   Nike, Inc.                                         $    703,920
         Total Consumer Durables & Apparel                  $  1,318,430
         Consumer Services - 3.4 %
         Leisure Facilities - 3.4 %
17,000   International Speedway Corp.                       $    779,620
         Total Consumer Services                            $    779,620
         Media - 3.8 %
         Advertising - 3.8 %
13,000   WPP Group Plc                                      $    877,500
         Total Media                                        $    877,500
         Retailing - 2.2 %
         General Merchandise Stores - 2.2 %
 8,000   Target Corp.                                       $    508,560
         Total Retailing                                    $    508,560
         Food, Beverage & Tobacco - 5.1 %
         Packaged Foods & Meats - 2.7 %
 9,500   William Wrigley Jr. Co.                            $    610,185
         Soft Drinks - 2.4 %
 7,500   PepsiCo, Inc.                                      $    549,450
         Total Food, Beverage & Tobacco                     $  1,159,635
         Household & Personal Products - 3.7 %
         Household Products - 3.7 %
12,000   Colgate-Palmolive Co.                              $    855,840
         Total Household & Personal Products                $    855,840
         Health Care Equipment & Services - 9.8 %
         Health Care Equipment - 8.6 %
16,500   Medtronic, Inc.                                    $    930,765
15,000   Stryker Corp.                                         1,031,400
                                                            $  1,962,165
         Health Care Technology - 1.2 %
 9,000   IMS Health, Inc.                                   $    275,760
         Total Health Care Equipment & Services             $  2,237,925
         Pharmaceuticals & Biotechnology - 2.9 %
         Pharmaceuticals - 2.9 %
10,000   Johnson & Johnson                                  $    657,000
         Total Pharmaceuticals & Biotechnology              $    657,000
         Banks - 3.2 %
         Regional Banks - 3.2 %
42,000   UCBH Holdings, Inc. (b)                            $    734,160
         Total Banks                                        $    734,160
         Diversified Financials - 8.6 %
         Asset Management & Custody Banks - 8.6 %
15,000   State Street Corp.                                 $  1,022,400
17,000   T. Rowe Price Associates, Inc.                          946,730
                                                            $  1,969,130
         Total Diversified Financials                       $  1,969,130
         Software & Services - 7.2 %
         Application Software - 3.2 %
17,000   Adobe Systems, Inc. *                              $    742,220
         Systems Software - 4.0 %
31,000   Microsoft Corp.                                    $    913,260
         Total Software & Services                          $  1,655,480
         Technology Hardware & Equipment - 12.0 %
         Communications Equipment - 5.0 %
35,000   Cisco Systems, Inc. *                              $  1,158,850
         Computer Hardware - 2.1 %
 4,000   IBM Corp.                                          $    471,200
         Computer Storage & Peripherals - 3.4 %
37,500   EMC Corp. *                                        $    780,000
         Electronic Equipment & Instruments - 1.5 %
10,000   National Instruments Corp.                         $    343,300
         Total Technology Hardware & Equipment              $  2,753,350
         Semiconductors - 10.0 %
34,500   Intel Corp.                                        $    892,170
15,000   Linear Technology Corp.                                 524,850
24,000   Microchip Technology                                    871,680
                                                            $  2,288,700
         Total Semiconductors                               $  2,288,700
         TOTAL COMMON STOCKS
         (Cost  $15,552,244)                                $ 22,684,430

         TEMPORARY CASH INVESTMENT - 3.2 %
         Security Lending Collateral - 3.2 %
723,492  Securities Lending Investment Fund, 5.24%          $    723,492
         TOTAL TEMPORARY CASH INVESTMENT
         (Cost  $723,492)                                   $    723,492

         TOTAL INVESTMENT IN SECURITIES - 102.1%
         (Cost  $16,275,736)                                $ 23,407,922

         OTHER ASSETS AND LIABILITIES - (2.1)%              $  (478,508)

         TOTAL NET ASSETS - 100.0%                          $ 22,929,414

  (a) At September 30, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $16,275,736 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost          $ 7,340,766

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value             (208,580)

         Net unrealized gain                                $ 7,132,186

  (b)    At September 30, 2007, the following security was out on loan:

Shares                        Security                        Market Value
41,580   UCBH Holdings, Inc.                                $    726,818
         Total                                              $    726,818


Pioneer AMT-Free Municipal Fund (RIC-US)
SCHEDULE OF INVESTMENTS  09/30/2007

 Shares                                                              Value


            MUNICIPAL BONDS - 98.1 %
            Alabama - 1.5 %
5,000,000   Alabama Drinking Water Finance Authority, 4.0%, 8/15/2$4,583,550
3,000,000   Birmingham Alabama Waterworks & Sewer, 4.375%, 1/1/32  2,873,400
                                                                  $7,456,950
            Arizona - 2.4 %
6,300,000   Arizona Board Regents Certificates Partners, 4.0%, 6/1$5,666,283
7,155,000   Maricopa County Arizona High School District, 3.5%, 7/ 6,218,482
                                                                  $11,884,765
            California - 20.1 %
8,000,000   California Infrastructure & Economic Development, 5.0%$8,649,840
2,000,000   California Municipal Finance Authority Certificates Pa 1,929,560
9,325,000   California State Department of Veteran Affairs, 4.75%, 9,407,992
16,000,000  California State, 4.25%, 8/1/33                        14,770,720
7,000,000   California State, 5.0%, 2/1/32                         7,091,140
6,000,000   California Statewide Community Developement Authority, 5,932,440
10,000,000  Long Beach California Finance Authority, 5.5%, 11/15/3 10,500,500
3,000,000   Los Angeles County Sanitation Districts Financing Auth
            Revenue., 4.5%, 10/1/35                                2,901,630
1,680,000   Madera California Public, 4.375%, 3/1/31               1,607,508
3,550,000   Northern California Power Agency, 5.0%, 7/1/09         3,604,706
25,000,000 San Joaquin Hills Transportation Corridor Agency, 5.0% 23,529,750 10,865,000 San Jose California Redevelopment Agency Tax, 4.9%, 8/ 11,004,072
                                                                  $100,929,858
            Colorado - 2.9 %
6,555,000   Colorado Springs Colorado Hospital Revenue, 6.375%, 12$6,912,772
8,220,000   Colorado Water & Power Development Authority, 4.375%,  7,810,726
                                                                  $14,723,498
            District of Columbia - 1.4 %
8,000,000   District of Columbia, 4.25%, 6/1/2037                 $7,156,160
                                                                  $7,156,160
            Florida - 6.0 %
1,000,000   Brevard County Florida Health, 5.0%, 4/1/34           $ 995,630
1,000,000   Broward County Florida Education, 5.0%, 4/1/36         1,011,050
8,000,000   Escambia County Florida Health Facilities, 5.25%, 11/1 8,167,440
1,000,000   Flagler County Florida Capital Improvement Revenue, 5. 1,023,980
1,000,000   Florida State Department Children and Families Certifi 1,029,920
2,750,000   Florida State Mid-Bay Bridge Authority Revenue, 6.05%, 2,860,440
1,000,000   Hillsborough County Florida, 5.25%, 10/1/24            1,021,670
1,000,000   Lee County Transportation Facilities Revenue, 5.0%, 10 1,018,620
1,060,000   Miami-Dade County Florida Facilities, 5.75%, 4/1/13    1,125,455
 795,000    Orange County Health Facilities, 5.0%, 1/1/16           853,933
 230,000    Orange County Health Facilities, 5.0%, 1/1/16           245,396
1,000,000   Polk County Florida Public Facilities Revenue, 5.0%, 1 1,023,510
1,000,000   Referendum-Department of Transportation - Right of Way 1,042,410
7,500,000   Tallahassee Florida Health, 6.375%, 12/1/30            7,771,950
1,000,000   Village Center Community Development Florida, 5.0%, 11 1,020,470
                                                                  $30,211,874
            Georgia - 1.0 %
5,000,000   Main Street Natural Gas, Inc., Georgia, 5.5%, 9/15/28 $5,255,600
                                                                  $5,255,600
            Illinois - 7.4 %
9,000,000   Chicago Illinois, 5.5%, 1/1/35                        $9,374,400
10,000,000  Illinois Educational Facilities Authority, 6.25%, 5/1/ 11,192,300
10,000,000  Metropolitan Pier & Expo, 5.25%, 6/15/42               10,378,800
5,000,000   Metropolitan Pier & Expo, 7.0%, 7/1/26                 6,416,800
                                                                  $37,362,300
            Indiana - 5.3 %
5,000,000   Indiana Health & Educational Faclities Authority, 4.75$4,712,900
19,000,000  Indianapolis State Development Finance Authority, 5.6% 19,154,850
2,500,000   St. Joseph County Indiana Authority, 4.5%, 8/15/18     2,509,975
                                                                  $26,377,725
            Kentucky - 0.1 %
 435,000    Kentucky Economic Developemrnt Finance, 6.625%, 10/1/2$ 466,190
                                                                  $ 466,190
            Lousiana - 1.0 %
5,000,000   Louisiana State Gas & Fuels Tax, 4.50%, 5/1/41        $4,786,950
                                                                  $4,786,950
            Massachusetts - 4.9 %
20,000,000  Massachusetts State Housing Finance Agency, 5.4%, 12/1$20,505,200
5,000,000   Massachusetts State Water Authority, 4.0%, 8/1/46      4,302,350
                                                                  $24,807,550
            Maryland - 1.1 %
3,400,000   Baltimore Maryland Project Revenue, 5.0%, 7/1/24      $3,667,138
1,865,000   Baltimore Maryland Project Revenue, 5.0%, 7/1/24       2,010,377
                                                                  $5,677,515
            Michigan - 1.0 %
5,000,000   Michigan State Hospital Finance Authority, 5.5%, 11/15$5,144,700
                                                                  $5,144,700
            Minnesota - 1.0 %
5,000,000   Minnesota Health Care Revenue, 5.75%, 11/15/32        $5,192,700
                                                                  $5,192,700
            Mississippi - 1.1 %
5,500,000   Harrison County Mississippi Wastewater, 4.75%, 2/1/27 $5,575,790
                                                                  $5,575,790
            Montana - 0.6 %
2,785,000   Forsyth Montana Pollution Control Revenue, 5.0%, 3/1/3$2,852,481
                                                                  $2,852,481
            North Carolina - 2.7 %
12,000,000  North Carolina Eastern Municipal Power, 6.0%, 1/1/22  $13,486,680
                                                                  $13,486,680
            North Dakota - 0.7 %
3,000,000   Grand Forks North Dakota Health Care Systems, 7.125%, $3,306,000
                                                                  $3,306,000
            New York - 6.3 %
3,820,000   Metropolitan Transportation Authority NY, 4.75%, 4/1/2$4,099,891
10,000,000  New York NY City Municipal Finance Water & Sewer
            Systems Revenue, 4.25%, 6/15/39                        9,331,600
5,500,000   New York State Dormitory Authority Revenue, 5.25%, 5/1 5,901,665
1,425,000   New York State Dormitory Authority Revenue, 7.5%, 5/15 1,535,609
1,710,000   New York State Dormitory Authority Revenue, 7.5%, 5/15 1,873,339
5,250,000   New York State Dormitory Authority Revenue, 7.5%, 5/15 6,227,445
1,000,000   New York State Urban Development Corp., 5.125%, 7/1/21 1,049,070
1,500,000   Port Authority of NY & NJ, Ninety Third Series, 6.125% 1,743,165
                                                                  $31,761,784
            Oklahoma - 1.3 %
5,590,000   McGee Creek Authority Water Revenue, 6.0%, 1/1/23     $6,461,761
                                                                  $6,461,761
            Pennsylvania - 4.8 %
10,000,000  Lehigh County PA Industrial Development Authority
            Pollution Control, 4.75%, 2/15/27                     $10,130,000
5,000,000   Pennsylvania State Higher Education, 6.0%, 1/15/31     5,336,800
6,000,000   Philadelphia PA Hospital, 4.5%, 7/1/37                 5,607,060
3,000,000   Southeastern PA Transportation Authority PA, 4.75%, 3/ 3,010,230
                                                                  $24,084,090
            Puerto Rico - 1.0 %
5,000,000   Puerto Rico Sales Tax Filing, 5.25%, 8/1/57           $5,178,500
                                                                  $5,178,500
            South Carolina - 5.9 %
1,000,000   Dorchester, SC County School District, 5.25%, 12/1/29 $1,016,650
15,000,000  Piedmont Municipal Power Agency, 5.25%, 1/1/21         15,204,750
5,000,000   Scago Educational Facilitess Corp., For School Project 4,763,650
7,500,000   South Carolina Jobs Economic Development Authority, 7. 8,480,325
                                                                  $29,465,375
            Tennessee - 2.0 %
10,000,000  Sumner County Tennessee Health Educational, 5.5%, 11/1$10,005,600
                                                                  $10,005,600
            Texas - 5.1 %
2,245,000   Austin Texas Utilities System Revenue, 12.5%, 11/15/07$2,270,032
7,755,000   Austin Texas Utility System Revenue, 12.5%, 11/15/07   7,842,787
4,475,000   Crowley Texas Independent School District, 3.5%, 8/1/3 3,524,331
7,500,000   Houston, Texas Indpendent School District, 4.25%, 2/15 7,170,975
5,000,000   San Antonio Texas Electricity & Gas, Series A, 4.5%, 2 5,008,750
                                                                  $25,816,875
            Virginia - 1.6 %
2,500,000   Loudoun County Virgina Sanitation Authority, 4.75%, 1/$2,514,075
3,085,000   Virginia State Public School Revenue, 4.75%, 8/1/26    3,142,535
2,235,000   Virginia State Public School Revenue, 4.75%, 8/1/27    2,272,727
                                                                  $7,929,337
            Washington - 4.5 %
5,755,000   Centralia Washington Electric Revenue, 4.25%, 12/1/26 $5,445,093
3,002,000   Seattle, Washington Housing Authority, 6.6%, 8/20/38   3,107,520
6,290,000   Vancouver, Washington Housing Authority, 5.65%, 3/1/31 6,144,449
7,750,000   Washington State, 4.5%, 7/1/23                         7,754,650
                                                                  $22,451,712
            West Virginia - 3.3 %
12,055,000  West Virginia State Hospital Finance Authority, 6.75%,$13,222,647
2,945,000   West Virginia State Hospital Finance Authority, 6.75%, 3,227,661
                                                                  $16,450,308
            (Cost  $465,383,803)                                  $492,260,628
            TAX-EXEMPT MONEY MARKET MUTUAL FUND - 1.3 %
7,167,616   Blackrock Liquidity Funds MuniFund Portfolio          $7,167,616
            TOTAL TAX-EXEMPT MONEY MARKET MUTUAL FUND
            (Cost  $7,167,616)                                    $7,167,616
            TOTAL INVESTMENT IN SECURITIES - 99.5%
            (Cost  $472,551,419) (a)                              $499,428,244
            OTHER ASSETS AND LIABILITIES - 0.5%                   $2,522,910
            TOTAL NET ASSETS - 100.0%                             $501,951,154


            At September 30, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $472,551,419 was as follows:

            Aggregate gross unrealized gain for all investments in which
            there is an excess of value over tax cost             $31,457,731

            Aggregate gross unrealized loss for all investments in which
            there is an excess of tax cost over value              (4,580,906)

            Net unrealized gain                                   $26,876,825

Pioneer AMT-Free CA Municipal Fund
Schedule of Investments  9/28/07
Principal
Amount                                                                 Value

          MUNICIPAL BONDS - 97.8 %
          Government - 8.8 %
3,000,000 California State, 4.25%, 8/1/33                            $2,769,510
1,500,000 California State, 4.75%, 4/1/29                             1,501,050
5,000,000 Long Beach California Finance Authority, 5.5%, 11/15/37     5,250,250
                                                                     $9,520,810
          Municipal  Airport - 2.2 %
2,500,000 San Francisco California City & County Airports Intl, 4.5%,$2,434,575
          Municipal  Development - 15.1 %
3,500,000 Alameda County California Redevelopment Agency, 4.375%, 8/1$3,332,105 5,000,000 Anaheim California Public Financing Authority, 4.25%, 9/1/3 4,564,950
3,815,000 Pittsburg California Redevelopment Agency, 4.25%, 9/1/34    3,482,408
5,000,000 Rancho Mirage California Joint Power, 5.0%, 7/1/47          4,928,200
                                                                     $16,307,663
          Municipal  Facilities - 4.7 %
2,100,000 Fresno Joint Powers Financing Authority Lease Revenue, 4.75$2,110,731 3,000,000 Los Angeles County California Certificates of Participation 3,022,680
                                                                     $5,133,411
          Municipal  General - 3.7 %
4,000,000 California Statewide Communities Development Authority, 5.0$3,954,960
          Municipal  Higher Education - 4.9 %
2,000,000 California State University Fresno Association, Inc., 6.0%,$2,231,440
3,000,000 University of California Revenues, 5.0%, 5/15/36            3,081,330
                                                                     $5,312,770
          Municipal  Housing - 3.7 %
4,000,000 California State Department of Veteran Affairs, 4.75%, 12/1$4,035,600
          Municipal  Medical - 9.3 %
4,000,000 California Health Facilities Financing Authority, 5.0%, 3/1$4,005,480 3,500,000 Duarte California Certificates of Participation, 5.25%, 4/1 3,525,585 2,500,000 San Bernardino County California Certificates of Participat 2,501,725
                                                                     $10,032,790
          Municipal  Power - 2.0 %
2,000,000 Southern California Public Power Project, 5.0%, 7/1/33     $2,152,960
          Municipal  School District - 14.6 %
5,000,000 California Municipal Finance Authority Certificates, 5.25% $4,823,900 2,500,000 Los Angeles California University School District, 4.25%, 1 2,366,700 1,885,000 Oakland California University School District, 4.375%, 8/1/ 1,806,490
1,600,000 Oxnard California School District, 4.375%, 8/1/33           1,508,416
2,180,000 Pomona Unified School District, 6.55%, 8/1/29               2,764,545
2,500,000 Sacramento City Unified School District, 4.75%, 7/1/29      2,518,650
                                                                     $15,788,701
          Municipal Tobacco - 7.5 %
2,500,000 Golden State Tobacco Securitization, 6.75%, 6/1/39         $2,898,025
1,500,000 Golden State Tobacco Securitization, 7.9%, 6/1/42           1,821,255
2,095,000 Redding California Redevelopment, 4.5%, 9/1/26              1,941,080
1,500,000 Redding California Redevelopment, 5.0%, 9/1/36              1,466,295
                                                                     $8,126,655
          Municipal Transportation - 8.1 %
4,000,000 Alameda Corridor Transportation Authority, 4.75%, 10/1/25 $4,033,360 5,000,000 San Joaquin Hills Transportation Corridor Agency, 5.0%, 1/1 4,705,950
                                                                     $8,739,310
          Municipal Utilities - 6.6 %
2,000,000 Los Angeles California Wastewater System Revenue, 5.0%, 6/1$2,069,840
3,000,000 Modesto California Wastewater Revenue, 4.25%, 11/1/36       2,735,610
2,315,000 Orange County Sanitation District Certificates of Participa 2,359,448
                                                                     $7,164,898
          Municipal Water - 6.6 %
2,645,000 Capistrano Beach California Water District, 4.75%, 12/1/28 $2,651,798 1,475,000 Capistrano Beach California Water District, 4.75%, 12/1/28 1,478,791 1,200,000 Los Angeles Department of Water & Power Waterworks Revenue, 1,128,984
2,000,000 Madera California Public, 4.375%, 3/1/31                    1,913,700
                                                                     $7,173,273

          TOTAL MUNCIPAL BONDS
          (Cost  $102,382,698)
$105,878,376
Shares
          TEMPORARY CASH INVESTMENT - 1.4%
1,478,251 Blackrock Provident Instituitional Fund *                  $1,478,251
          TOTAL TEMPORARY CASH INVESTMENT
          (Cost  $1,478,251)                                         $1,478,251

          TOTAL INVESTMENT IN SECURITIES - 99.1%
          (Cost  $103,860,949)
$107,356,627

          OTHER ASSETS AND LIABILITIES - 0.9%                        $ 952,607

          TOTAL NET ASSETS - 100.0%
$108,309,234

   (a) At September 30, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $103,860,949 was as follows:

          Aggregate gross unrealized gain for all investments in
          which there is an excess of value over tax cost            $3,926,583

          Aggregate gross unrealized loss for all investments in
          which there is an excess of tax cost over value             (430,905)

          Net unrealized gain                                        $3,495,678


Pioneer Growth Leaders Fund
SCHEDULE OF INVESTMENTS  09/30/2007

Shares                                                          Value

       COMMON STOCKS - 99.4 %
       Energy - 4.2 %
       Integrated Oil & Gas - 4.2 %
15,400 Chevron Corp.                                         $1,441,132
2,000  Exxon Mobil Corp.                                        185,120
                                                             $1,626,252
       Total Energy                                          $1,626,252
       Capital Goods - 8.4 %
       Industrial Conglomerates - 8.4 %
12,200 3M Co.                                                $1,141,676
38,000 General Electric Co.                                   1,573,200
7,000  United Technologies Corp.                                563,360
                                                             $3,278,236
       Total Capital Goods                                   $3,278,236
       Transportation - 9.5 %
       Air Freight & Couriers - 5.7 %
34,000 Expeditors International of Washington, Inc.          $1,608,200
8,500  United Parcel Service, Inc.                              638,350
                                                             $2,246,550
       Railroads - 3.8 %
25,800 Canadian National Railway Co.                         $1,470,600
       Total Transportation                                  $3,717,150
       Consumer Durables & Apparel - 1.5 %
       Apparel, Accessories & Luxury Goods - 1.5 %
12,000 Coach, Inc. *                                         $  567,240
       Total Consumer Durables & Apparel                     $  567,240
       Consumer Services - 1.8 %
       Leisure Facilities - 1.8 %
15,000 International Speedway Corp.                          $  687,900
       Total Consumer Services                               $  687,900
       Media - 3.4 %
       Advertising - 3.4 %
28,000 Omnicom Group, Inc.                                   $1,346,520
       Total Media                                           $1,346,520
       Retailing - 6.2 %
       Automotive Retail - 1.9 %
22,000 O'Reilly Automotive, Inc. *                           $  735,020
       General Merchandise Stores - 4.3 %
26,500 Target Corp.                                          $1,684,605
       Total Retailing                                       $2,419,625
       Food & Drug Retailing - 5.5 %
       Drug Retail - 4.4 %
36,000 Walgreen Co.                                          $1,700,640
       Food Distributors - 1.1 %
12,500 Sysco Corp.                                           $  444,875
       Total Food & Drug Retailing                           $2,145,515
       Food Beverage & Tobacco - 2.8 %
       Soft Drinks - 2.8 %
15,000 PepsiCo, Inc.                                         $1,098,900
       Total Food Beverage & Tobacco                         $1,098,900
       Household & Personal Products - 3.1 %
       Household Products - 3.1 %
20,000 Clorox Co.                                            $1,219,800
       Total Household & Personal Products                   $1,219,800
       Health Care Equipment & Services - 6.6 %
       Health Care Equipment - 4.3 %
29,800 Medtronic, Inc.                                       $1,681,018
       Health Care Services - 2.3 %
9,828  Medco Health Solutions, Inc. *                        $  888,353
       Total Health Care Equipment & Services                $2,569,371
       Pharmaceuticals & Biotechnology - 6.7 %
       Life Sciences Tools & Services - 4.1 %
25,600 Techne Corp. *                                        $1,614,848
       Pharmaceuticals - 2.6 %
15,500 Johnson & Johnson                                     $1,018,350
       Total Pharmaceuticals & Biotechnology                 $2,633,198
       Diversified Financials - 12.6 %
       Asset Management & Custody Banks - 11.4 %
16,000 Northern Trust Corp.                                  $1,060,320
25,500 State Street Corp.                                     1,738,080
29,700 T. Rowe Price Associates, Inc.                         1,653,993
                                                             $4,452,393
       Consumer Finance - 1.2 %
7,900  American Express Co.                                  $  469,023
       Total Diversified Financials                          $4,921,416
       Software & Services - 10.9 %
       Application Software - 3.6 %
32,600 Adobe Systems, Inc. *                                 $1,423,316
       Data Processing & Outsourced Services - 2.8 %
53,000 *CA Western Union Co.                                 $1,111,410
       Systems Software - 4.5 %
59,000 Microsoft Corp.                                       $1,738,140
       Total Software & Services                             $4,272,866
       Technology Hardware & Equipment - 4.1 %
       Communications Equipment - 4.1 %
48,000 Cisco Systems, Inc. *                                 $1,590,235
       Total Technology Hardware & Equipment                 $1,590,235
       Semiconductors - 12.1 %
       Semiconductors - 12.1 %
74,500 Intel Corp.                                           $1,926,570
41,000 Linear Technology Corp.                                1,434,590
38,000 Microchip Technology                                   1,380,160
                                                             $4,741,320
       Total Semiconductors                                  $4,741,320
       TOTAL COMMON STOCKS
       (Cost  $18,575,461)                                   $38,835,544
       TOTAL INVESTMENT IN SECURITIES - 99.4%
       (Cost  $18,575,461)                                   $38,835,544
       OTHER ASSETS AND LIABILITIES - 0.6%                   $  223,275
       TOTAL NET ASSETS - 100.0%                             $39,058,819


   *   Non-income producing security.

 (a)   At September 30, 2007, the net unrealized gain on investments based o

       Aggregate gross unrealized gain for all investments in$  20,299,116

       Aggregate gross unrealized loss for all investments in        (39,988

       Net unrealized gain                                   $  20,259,128



Pioneer Growth Opportunities Fund
SCHEDULE OF INVESTMENTS  09/30/2007

 Shares                                                               Value

            COMMON STOCKS - 97.4 %
            Energy - 6.2 %
            Oil & Gas Drilling - 2.9 %
 253,500    Grey Wolf, Inc. *                                      $ 1,660,425
 111,100    Helmerich & Payne, Inc.                                  3,647,413
 339,900    Parker Drilling Co. *                                    2,759,988
 155,800    Pride International, Inc. *                              5,694,490
                                                                   $13,762,316
            Oil & Gas Equipment & Services - 2.8 %
  93,800    Dresser-Rand Group, Inc. *                             $ 4,006,198
  91,300    Hornbeck Offshore Services, Inc. * (b)                   3,350,710
  89,400    Superior Energy Services, Inc. *                         3,168,336
  43,300    W-H Energy Services, Inc. *                              3,193,375
                                                                   $13,718,619
            Oil & Gas Exploration & Production - 0.5 %
  55,000    Helix Energy Solutions Group *                         $ 2,335,300
            Total Energy                                           $29,816,235
            Materials - 4.1 %
            Construction Materials - 0.6 %
  23,000    Martin Marietta Materials, Inc. (b)                    $ 3,071,650
            Fertilizers & Agricultural Chemicals - 1.2 %
 180,100    Terra Industries, Inc. *                               $ 5,629,926
            Specialty Chemicals - 1.4 %
  62,800    Albemarle Corp.                                        $ 2,775,760
 133,000    H.B. Fuller Co.                                          3,947,440
                                                                   $ 6,723,200
            Steel - 0.9 %
  48,400    Cleveland-Cliffs, Inc. (b)                             $ 4,257,748
            Total Materials                                        $19,682,524
            Capital Goods - 13.4 %
            Aerospace & Defense - 2.1 %
  43,500    Ceradyne, Inc. * (b)                                   $ 3,294,690
  41,800    EDO Corp. *                                              2,341,218
  79,500    Teledyne Technologies, Inc. *                            4,244,505
                                                                   $ 9,880,413
            Building Products - 0.4 %
  77,200    Goodman Global, Inc. *                                 $ 1,843,536
            Construction & Engineering - 0.9 %
  27,300    Granite Construction, Inc.                             $ 1,447,446
  54,300    Perini Corp. *                                           3,036,999
                                                                   $ 4,484,445
            Construction & Farm Machinery & Heavy Trucks - 2.9 %
  44,500    Terex Corp. *                                          $ 3,961,390
  46,800    The Manitowoc Co., Inc.                                  2,072,304
  50,900    The Toro Co. *                                           2,994,447
 123,500    Wabtec Corp.                                             4,626,310
                                                                   $13,654,451
            Electrical Component & Equipment - 3.1 %
  59,100    Acuity Brands, Inc.                                    $ 2,983,368
  63,600    Belden CDT, Inc.                                         2,983,476
  36,100    Regal-Beloit Corp.                                       1,728,829
 124,700    Thomas & Betts Corp. *                                   7,312,408
                                                                   $15,008,081
            Industrial Conglomerates - 0.6 %
 316,400    Cardiome Pharma Corp. *                                $ 2,986,816
            Industrial Machinery - 3.4 %
  60,100    Barnes Group, Inc. *                                   $ 1,918,392
 160,500    Crane Co.                                                7,699,185
  48,100    Gardner Denver, Inc. *                                   1,875,900
 133,200    Idex Corp.                                               4,847,148
                                                                   $16,340,625
            Total Capital Goods                                    $64,198,367
            Commercial Services & Supplies - 3.9 %
            Diversified Commercial Services - 1.8 %
  38,200    Corporate Executive Board Co.                          $ 2,835,968
  86,100    School Specialty, Inc. * (b)                             2,981,643
  26,600    The Dun & Bradstreet Corp.                               2,623,026
                                                                   $ 8,440,637
            Environmental & Facilities Services - 0.6 %
  83,100    Republic Services, Inc.                                $ 2,718,201
            Human Resource & Employment Services - 0.7 %
 181,800    Labor Ready, Inc. *                                    $ 3,365,118
            Office Services & Supplies - 0.8 %
 114,200    Knoll, Inc.                                            $ 2,025,908
  77,700    Miller (Herman), Inc.                                    2,108,778
                                                                   $ 4,134,686
            Total Commercial Services & Supplies                   $18,658,642
            Transportation - 0.9 %
            Air Freight & Couriers - 0.3 %
  29,000    Atlas Air Worldwide Holdings, Inc. *                   $ 1,497,270
            Railroads - 0.3 %
  43,800    Kansas City Southern Industries, Inc. *                $ 1,409,046
            Trucking - 0.3 %
  29,700    Con-Way, Inc. *                                        $ 1,366,200
            Total Transportation                                   $ 4,272,516
            Automobiles & Components - 0.7 %
            Tires & Rubber - 0.7 %
 138,700    Cooper Tire & Rubber Co.                               $ 3,384,280
            Total Automobiles & Components                         $ 3,384,280
            Consumer Durables & Apparel - 5.0 %
            Apparel, Accessories & Luxury Goods - 1.4 %
  87,400    Phillips-Van Heusen Corp.                              $ 4,586,752
  60,000    The Warnaco Group, Inc. *                                2,344,200
                                                                   $ 6,930,952
            Footwear - 2.5 %
  25,700    Deckers Outdoor Corp. * (b)                            $ 2,821,860
 167,800    Iconix Brand Group, Inc. *                               3,991,962
 179,700    Wolverine World Wide, Inc.                               4,923,780
                                                                   $11,737,602
            Household Appliances - 0.5 %
  53,500    Snap-On, Inc.                                          $ 2,650,390
            Housewares & Specialties - 0.6 %
  91,100    Jarden Corp. * (b)                                     $ 2,818,634
            Total Consumer Durables & Apparel                      $24,137,578
            Consumer Services - 4.3 %
            Casinos & Gaming - 1.9 %
 167,800    Monarch Casino & Resort, Inc. *                        $ 4,773,910
 116,100    Scientific Games Corp. * (b)                             4,365,360
                                                                   $ 9,139,270
            Education Services - 0.8 %
 100,100    DeVry, Inc.                                            $ 3,704,701
            Hotels, Resorts & Cruise Lines - 0.8 %
 105,900    Ambassadors Group, Inc.                                $ 4,034,790
            Restaurants - 0.5 %
  70,200    Wendy's International, Inc. *                          $ 2,450,682
            Specialized Consumer Services - 0.3 %
  26,000    Sotheby's Holding, Inc.                                $ 1,242,540
            Total Consumer Services                                $20,571,983
            Media - 2.3 %
            Movies & Entertainment - 0.8 %
 153,500    Marvel Entertainment, Inc. * (b)                       $ 3,598,040
            Publishing - 1.5 %
 110,300    Interactive Data Corp.                                 $ 3,110,460
  66,600    Morningstar, Inc. *                                      4,089,240
                                                                   $ 7,199,700
            Total Media                                            $10,797,740
            Retailing - 4.2 %
            Apparel Retail - 1.7 %
  59,400    Abercrombie & Fitch Co.                                $ 4,793,580
  64,950    Aeropostale, Inc. *                                      1,237,947
 471,300    Wet Seal, Inc.  *                                        1,823,931
                                                                   $ 7,855,458
            Computer & Electronics Retail - 0.6 %
 139,400    Radioshack Corp. * (b)                                 $ 2,880,004
            General Merchandise Stores - 0.8 %
 130,100    Big Lots, Inc. * (b)                                   $ 3,882,184
            Internet Retail - 1.1 %
  59,500    Priceline.com, Inc. * (b)                              $ 5,280,625
            Total Retailing                                        $19,898,271
            Food Beverage & Tobacco - 1.1 %
            Soft Drinks - 1.1 %
  92,000    Hansen Natural Corp. * (b)                             $ 5,214,560
            Total Food Beverage & Tobacco                          $ 5,214,560
            Household & Personal Products - 1.7 %
            Household Products - 1.0 %
  40,900    Energizer Holdings, Inc. *                             $ 4,533,765
            Personal Products - 0.7 %
 141,300    Bare Escentuals, Inc. *                                $ 3,514,131
            Total Household & Personal Products                    $ 8,047,896
            Health Care Equipment & Services - 10.7 %
            Health Care Equipment - 3.8 %
  96,400    Edwards Lifesciences Group *                           $ 4,753,484
  55,300    Kinetic Concepts, Inc. *                                 3,112,284
 406,900    Thoratec Corp. *                                         8,418,761
  74,100    Wilson Greatbatch Technologies, Inc. *                   1,970,319
                                                                   $18,254,848
            Health Care Facilities - 1.4 %
  89,300    Psychiatric Solution, Inc. *                           $ 3,507,704
  81,000    VCA Antech, Inc. *                                       3,381,750
                                                                   $ 6,889,454
            Health Care Services - 3.4 %
  85,400    Amedisys, Inc. *                                       $ 3,281,068
  54,400    Chemed Corp.                                             3,381,504
  52,600    DaVita, Inc. *                                           3,323,268
  85,800    Inventive Health, Inc. *                                 3,759,756
  36,700    Pediatrix Medical Group, Inc. *                          2,400,914
                                                                   $16,146,510
            Health Care Supplies - 0.7 %
  78,600    West Pharmaceuticals Services, Inc.                    $ 3,274,476
            Health Care Technology - 0.7 %
 110,200    IMS Health, Inc.                                       $ 3,376,528
            Managed Health Care - 0.7 %
  32,300    WellCare Health Plans, Inc. *                          $ 3,405,389
            Total Health Care Equipment & Services                 $51,347,205
            Pharmaceuticals & Biotechnology - 9.2 %
            Biotechnology - 5.4 %
 162,700    Arena Pharmaceuticals, Inc. * (b)                      $ 1,781,565
 260,300    Array Biopharma, Inc. *                                  2,923,169
 281,200    BioMarin Pharmaceutical, Inc. * (b)                      7,001,880
  55,400    Cephalon, Inc. * (b)                                     4,047,524
 226,100    Cubist Pharmaceuticals, Inc. *                           4,777,493
 140,219    Vertex Pharmaceuticals, Inc. *                           5,385,812
                                                                   $25,917,443
            Life Sciences Tools & Services - 2.0 %
 102,500    Advanced Magnetics, Inc. *                             $ 5,863,000
  54,200    Varian, Inc. *                                           3,447,662
                                                                   $ 9,310,662
            Pharmaceuticals - 1.8 %
 243,100    Salix Pharmaceuticals, Ltd. * (b)                      $ 3,019,302
 121,300    Sciele Pharma, Inc. * (b)                                3,156,226
  76,200    Watson Pharmaceuticals, Inc. *                           2,468,880
                                                                   $ 8,644,408
            Total Pharmaceuticals & Biotechnology                  $43,872,513
            Banks - 1.2 %
            Regional Banks - 1.2 %
  33,700    Bank of Hawaii Corp.                                   $ 1,781,045
 150,300    CVB Financial Corp. (b)                                  1,758,510
  54,700    East West Bancorp, Inc.                                  1,967,012
                                                                   $ 5,506,567
            Total Banks                                            $ 5,506,567
            Diversified Financials - 2.8 %
            Asset Management & Custody Banks - 2.3 %
  56,300    Cohen & Steers, Inc. (b)                               $ 2,084,789
 111,000    Federated Investors, Inc.                                4,406,700
 156,600    Waddell & Reed Financial, Inc.                           4,232,898
                                                                   $10,724,387
            Consumer Finance - 0.5 %
  73,700    World Acceptance Corp. *                               $ 2,437,996
            Total Diversified Financials                           $13,162,383
            Software & Services - 11.5 %
            Application Software - 6.1 %
 109,300    Ansys, Inc. *                                          $ 3,734,781
 195,300    Cadence Design System, Inc. * (b)                        4,333,707
  73,000    Citrix Systems, Inc. *                                   2,943,360
 160,800    Jack Henry  & Associates, Inc.                           4,158,288
 297,400    Quest Software, Inc. *                                   5,103,384
 107,400    SPSS, Inc. *                                             4,418,436
 159,200    Synopsys, Inc. *                                         4,311,136
                                                                   $29,003,092
            Internet Software & Services - 1.7 %
 139,400    DivX, Inc. * (b)                                       $ 2,072,878
 184,000    J2 Global Communications, Inc. * (b)                     6,022,320
                                                                   $ 8,095,198
            Systems Software - 3.7 %
 114,500    Macrovision Corp. *                                    $ 2,820,135
 115,700    McAfee, Inc. *                                           4,034,459
 573,600    Novell, Inc. *                                           4,382,304
 139,800    Progress Software Corp. *                                4,235,940
 153,600    Smith Micro Software, Inc. * (b)                         2,466,816
                                                                   $17,939,654
            Total Software & Services                              $55,037,944
            Technology Hardware & Equipment - 8.0 %
            Communications Equipment - 3.9 %
 171,700    Arris Group, Inc. *                                    $ 2,120,495
  45,300    Blue Coat Systems, Inc. *                                3,567,828
  94,800    Ciena Corp. *                                            3,609,984
 100,600    CommScope, Inc. *                                        5,054,144
  81,100    Comtech Telecommunications Corp. *                       4,338,039
                                                                   $18,690,490
            Electronic Equipment & Instruments - 1.3 %
 182,400    National Instruments Corp.                             $ 6,261,792
            Electronic Manufacturing Services - 0.9 %
 145,800    Plexus Corp. *                                         $ 3,994,920
            Technology Distributors - 1.9 %
  46,100    Anixter International, Inc. *                          $ 3,800,945
 136,000    Avnet, Inc. *                                            5,420,960
                                                                   $ 9,221,905
            Total Technology Hardware & Equipment                  $38,169,107
            Semiconductors - 4.6 %
            Semiconductor Equipment - 2.0 %
 101,500    Advanced Energy Industries, Inc *                      $ 1,532,650
 164,900    MKS Instruments, Inc. *                                  3,136,398
  78,500    Veeco Instruments, Inc. *                                1,521,330
 142,100    Verigy, Ltd. *                                           3,511,291
                                                                   $ 9,701,669
            Semiconductors - 2.6 %
 326,000    Amkor Technology, Inc. * (b)                           $ 3,755,520
 105,300    Diodes, Inc. * (b)                                       3,380,130
 397,200    SGC Holding Corp. *                                      4,988,832
                                                                   $12,124,482
            Total Semiconductors                                   $21,826,151
            Telecommunication Services - 1.6 %
            Alternative Carriers - 1.6 %
 323,000    Paetec Holding Corp. *                                 $ 4,027,810
 172,900    Time Warner Telecommunication, Inc. *                    3,798,613
                                                                   $ 7,826,423
            Total Telecommunication Services                       $ 7,826,423
            TOTAL COMMON STOCKS
            (Cost  $396,182,001)                                   $465,428,885
            EXCHANGE TRADED FUNDS - 1.5 %
            Real Estate Investment Trusts - 1.5 %
  28,400    DJ Wilshire Real Estate Investment Trusts, Exchange Tra$ 2,302,104
  29,600    iShare Dow Jones U.S. Real Estate Index Fund (b)         2,264,104
  25,400    iShares Cohen & Steers Realty Majors Index Fund (b)      2,368,550
                                                                   $ 6,934,758
            TOTAL EXCHANGE TRADED FUND
            (Cost  $8,125,491)                                     $ 6,934,758
            TEMPORARY CASH INVESTMENTS - 15.5 %
            Repurchase Agreement - 0.7 %
3,500,000   UBS Warburg, Inc., 3.85%, dated 9/30/07, repurchases price of
            $3,500,000 plus accrued interest on 10/1/07,
            collateralized by $3,535,000 U.S. Treasury Note, 4.875%$ 3,500,000
            Securities Lending Collateral - 14.8%
70,740,315  Securities Lending Investment Fund, 5.24%              $70,740,315
            TOTAL TEMPORARY CASH INVESTMENTS
            (Cost  $74,240,315)                                    $74,240,315
            TOTAL INVESTMENT IN SECURITIES - 99.6%
            (Cost  $478,547,807) (a)                               $546,603,958
            OTHER ASSETS AND LIABILITIES - 0.4%                    $(68,603,467)
            TOTAL NET ASSETS - 100.0%                              $478,000,491

      *     Non-income producing security

    (a) At September 30, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $478,547,807 was as follows:

            Aggregate gross unrealized gain for all investments in which
            there is an excess of value over tax cost              $74,081,136

            Aggregate gross unrealized loss for all investments in which
            there is an excess of tax cost over value               (6,024,985)

            Net unrealized gain                                    $68,056,151

    (b)     At September 30, 2007, the following securities were out on loan:

 Shares                            Security                         Market Value
203,100     Amkor Technology, Inc. *                               $ 2,339,712
 89,726     Arena Pharmaceuticals, Inc. *                              982,500
128,799     Big Lots, Inc. *                                         3,843,362
 34,700     BioMarin Pharmaceutical, Inc. *                            864,030
 63,950     Cadence Design System, Inc *                             1,419,051
 54,846     Cephalon, Inc. *                                         4,007,049
 37,165     Ceradyne, Inc. *                                         2,814,877
 47,916     Cleveland-Cliffs, Inc.                                   4,215,170
 7,600      Cohen & Steers, Inc.                                       281,428
115,344     CVB Financial Corp.                                      1,349,525
 4,644      Deckers Outdoor Corp. *                                    509,911
  450       Diodes, Inc. *                                              14,445
 97,118     DivX, Inc. *                                             1,444,145
 8,900      DJ Wilshire Real Estate Investment Trusts ETF              722,769
 91,080     Hansen Natural Corp. *                                   5,162,414
 47,123     Hornbeck Offshore Services *                             1,729,414
 29,041     iShare Dow Jones U.S. Real Estate Index Fund             2,220,765
 24,879     iShares Cohen & Steers Realty Majors Index Fund          2,319,469
152,180     J2 Global Communications, Inc. *                         4,980,851
 21,111     Jarden Corp. *                                             653,174
 22,770     Martin Marietta Materials, Inc.                          3,040,934
119,000     Marvel Entertainment, Inc. *                             2,789,360
 58,905     Priceline.com, Inc. *                                    5,227,819
 79,130     Radioshack Corp. *                                       1,634,826
240,669     Salix Pharmaceuticals, Ltd. *                            2,989,109
 41,100     School Specialty, Inc. *                                 1,423,293
119,387     Sciele Pharma, Inc. *                                    3,106,450
 87,300     Scientific Games Corp. *                                 3,282,480
133,800     Smith Micro Software, Inc. *                             2,148,828
            Total                                                  $67,517,160

Pioneer Tax Free Money Market Fund
SCHEDULE OF INVESTMENTS  09/30/2007

Shares                                                                  Value

         MUNICIPAL BONDS - 96.4 %
         Government - 11.2 %
5,000,000Anchorage Alaska Tax Anticipation Note, 4.25%, 12/28/07    $5,007,703
2,500,000Chicago Illinois Series B, Floating Rate Note, 1/1/37       2,500,000
4,620,000District of Columbia, Floating Rate Note, 6/1/30            4,620,000
940,000  Guilford County North Carolina, Floating Rate Note, 4/1/23    940,000
6,000,000Texas State Tax & Revenue Anticipation Note, 4.5%, 8/28/08  6,042,503
1,500,000Wisconsin State Municipal Note, 4.5%, 6/18/08               1,507,797
                                                                    $20,618,003
         Municipal  Development - 5.0 %
4,455,000Athens-Clarke County Georgia, Floating Rate Note, 8/1/33   $4,455,000
1,000,000Dickson County, Floating Rate Note, 11/1/2012               1,000,000
2,400,000Hillsborough County Florida, Floating Rate Note, 11/1/21    2,400,000
450,000  Jackson County Mississippi, Floating Rate Note, 6/1/23        450,000
290,000  Montgomery County Maryland Industrial Development,
         Floating Rate Note, 4/1/14                                    290,000
3,000,000Pima County Arizona Industrial Development Authority,
         Floating Rate Note, 12/1/22                                 3,000,000
                                                                    $11,595,000
         Municipal  Education - 6.4 %
2,700,000Broward County Florida, Floating Rate Note, 4/1/24         $2,700,000
3,000,000Chattanooga Tennessee Health, Floating Rate Note, 1/1/23    3,000,000
1,940,000Chicago Board of Education, Floating Rate Note, 3/1/12      1,940,000
1,000,000Chicago Board of Education, Floating Rate Note, 3/1/36      1,000,000
3,000,000Illinois Financial Authority Revenue, Floating Rate Note, 9 3,000,000
                                                                    $11,640,000
         Municipal  Facilities - 9.1 %
1,500,000Clarksville Public Building, Floating Rate Note, 7/1/16    $1,500,000
1,300,000Clarksville Tennessee Public, Floating Rate Note, 1/1/33    1,300,000
510,000  Clarksville Tennessee Public, Floating Rate Note, 7/1/31      510,000
2,475,000Clarksville Tennessee Public, Floating Rate Note, 7/1/34    2,475,000
700,000  Holland Creek Metropolitan District Colorado, Floating Rate   700,000
2,685,000Metropolitan Government Nash/Davidson County Tennessee,
         Floating Rate Note, 6/1/22                                  2,685,000
1,085,000Montgomery County Tennessee Public Building Authority,
         Floating Rate Note, 4/1/32                                  1,085,000
4,100,000Montgomery County Tennessee Public Building Authority,
         Floating Rate Note, 2/1/36                                  4,100,000
2,330,000Richland Washington Golf Enterprise Revenue, Floating Rate  2,330,000
                                                                    $16,685,000
         Municipal  General - 4.3 %
1,200,000Arlington Texas Special Obligation Dallas Cowboys, Floating$1,200,000 1,000,000Commerce City Colorado Northern, Floating Rate Note, 12/1/2 1,000,000
800,000  Commerce City Colorado Northern, Floating Rate Note, 12/1/3   800,000
3,380,000District of Columbia, Floating Rate Note, 6/1/2025          3,380,000
1,500,000NBC Metropolitan District Colorado, Floating Rate Note, 12/ 1,500,000
                                                                    $7,880,000
         Municipal  Higher Education - 2.7 %
1,350,000Loudoun County Virginia Industrial Development Authority,
         Floating Rate Note, 2/15/38                                $1,350,000
1,270,000Loudoun County Virginia Industrial Development Authority,
         Floating Rate Note, 2/15/38                                 1,270,000
200,000  Loudoun County Virginia Industrial Development Authority,
         Floating Rate Note, 2/15/38                                   200,000
2,000,000Nebraska Educational Financial Authority Revenue, Floating 2,000,000 300,000 Southern Methodist University, Southwest Higher Education Authority,
         Inc., Floating Rate Note, 7/1/15                              300,000
1,600,000University of Michigan, Floating Rate Note, 12/1/37         1,600,000
                                                                    $6,720,000
         Municipal  Housing - 3.8 %
2,000,000Alaska State Housing Finance Corp., 5.0%, 7/1/08           $2,018,934
4,990,000South Dakota Housing Development Authority, Floating Rate N 4,990,000
                                                                    $7,008,934
         Municipal  Medical - 14.7 %
1,000,000Charlotte-Mecklenburg Hospital Authority, Floating Rate Not$3,700,000
975,000  Clark County Virginia Industry, Floating Rate Note, 1/1/30    975,000
1,300,000Connecticut State Health and Educational Facilities Authority
         Revenue, Floating Rate Note, 7/1/36                         1,300,000
5,790,000Elmhurst Illinois, Floating Rate Note, 7/1/18               5,790,000
1,500,000Gwinnett County Georgia Hospital Authority Revenue,
         Floating Rate Note, 7/1/32                                  1,500,000
1,605,000Maryland State Health and Higher Educational Facilities Aut
         Revenue, Floating Rate Note, 4/1/31                         1,605,000
8,100,000North Carolina Medical Care Community, Floating Rate Note, 8,100,000 1,710,000Pinellas County Florida Health Facilities, Floating Rate No 1,710,000 2,000,000Port City Medical Clinic Board Alabama, Floating Rate Note, 2,000,000 3,000,000Sarasota County Florida Public Hospital Board, Floating Rat 3,000,000
                                                                    $29,680,000
         Municipal  Multiple Family Housing - 6.2 %
3,405,000Alaska State Housing Finance Corp., Series B, Floating Rate$3,405,000 2,800,000Cobb County Georgia Housing Multi-Family, Floating Rate Not 2,800,000 1,800,000Louisiana Public Facilities Authority Revenue, Floating Rat 1,800,000 3,450,000Phoenix Airzona Industrial Development Multi-Family, Floati 3,450,000
                                                                    $11,455,000
         Municipal  Pollution - 15.9 %
8,150,000Apache County Arizona Industrial Development Authority,
         Floating Rate Note, 12/15/18                               $8,150,000
4,000,000Burke County Georgia Development, Floating Rate Note, 1/1/1 4,000,000 3,365,000Burke County Georgia Development, Floating Rate Note, 1/1/1 3,365,000 4,900,000Hammond Indiana Pollution Center, Floating Rate Note, 2/1/2 4,900,000
5,300,000Hurley New Mexico Pollution, Floating Rate Note, 12/1/15    5,300,000
915,000  Sabine River Industrial Development Authority Texas, Floati   915,000
2,580,000Salt Lake County Utah Pollution, Floating Rate Note, 2/1/08 2,580,000
                                                                    $29,210,000
         Municipal  School Distric - 1.1 %
500,000  Chicago Board of Education, Floating Rate Note, 3/1/31     $  500,000
1,500,000Phoenixville Pennsylvania Area School, Floating Rate Note,  1,500,000
                                                                    $2,000,000
         Municipal Transportation - 1.7 %
3,100,000Emery County Utah Pollution Control Revenue, Floating Rate $3,100,000
         Municipal Utilities - 10.3 %
7,290,000Austin Texas Utilities System Revenue, Floating Rate Note, $7,290,000 6,620,000Austin Texas Utilities System Revenue, Floating Rate Note, 6,620,000
1,290,000Orange County Sales Tax Revenue, 5.0%, 10/1/08              1,308,847
3,650,000Southeast, Alabama Gas District, Floating Rate Note, 8/1/27 3,650,000
                                                                    $18,868,847
         Municipal Water - 0.2 %
350,000  Las Vegas Neveda Water, Floating Rate Note, 6/1/36         $  350,000
         TOTAL MUNICIPAL BONDS
         (Cost  $176,810,784)                                       $176,810,784

         TEMPORARY CASH INVESTMENTS - 3.0 %
         Commercial Paper - 3.0 %
2,000,000Tennesse State, 3.68%, 10/31/07                            $2,000,000
1,500,000University of Texas, 3.64%, 11/2/07                         1,500,000
2,000,000Vanderbilt University, 3.66%, 10/2/07                       2,000,000
                                                                    $5,500,000
         Mutual Fund - 0.0 %
    729  Blackrock Liquidity Funds Municipal Fund Portfolio         $      729
         TOTAL TEMPORARY CASH INVESTMENTS
         (Cost  $5,500,729)                                         $5,500,729
         TOTAL INVESTMENT IN SECURITIES - 99.4%
         (Cost  $182,311,513) (a)                                   $182,311,513
         OTHER ASSETS AND LIABILITIES - 0.6%                        $1,034,406
         TOTAL NET ASSETS - 100.0%                                  $183,345,919


         At September 30, 2007 cost for federal income tax purpose was $182,886,513.
         The rate shown is the rate at period end.
         Not Rated by either S&P or Moody's

Pioneer Small & Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS  09/30/2007

 Shares                                                                 Value

            COMMON STOCKS - 98.2 %
            Energy - 8.2 %
            Oil & Gas Equipment And Services - 4.2 %
   9,200    Cameron International Corp. *                            $   849,068
  17,200    FMC Technologies, Inc. *                                     991,752
  38,200    TETRA Technologies, Inc. *                                   807,548
                                                                     $ 2,648,368
            Oil & Gas Exploration & Production - 4.0 %
  21,200    Forest Oil Corp. *                                       $   912,448
   7,700    Newfield Exploration Co. *                                   370,832
  15,400    Pioneer Natural Resources Co.                                692,692
  12,500    Whiting Petroleum Corp. *                                    555,625
                                                                     $ 2,531,597
            Total Energy                                             $ 5,179,965
            Materials - 3.4 %
            Specialty Chemicals - 3.4 %
  44,000    Sigma-Aldrich Corp.                                      $ 2,144,560
            Total Materials                                          $ 2,144,560
            Capital Goods - 9.0 %
            Electrical Component & Equipment - 2.8 %
  41,000    AMETEK, Inc.                                             $ 1,772,020
            Industrial Machinery - 6.2 %
  57,000    Gardner Denver, Inc. *                                   $ 2,223,000
  25,000    ITT Corp.                                                  1,698,250
                                                                     $ 3,921,250
            Total Capital Goods                                      $ 5,693,270
            Commercial Services & Supplies - 2.1 %
            Diversified Commercial Services - 2.1 %
  35,000    ChoicePoint, Inc. *                                      $ 1,327,200
            Total Commercial Services & Supplies                     $ 1,327,200
            Transportation - 3.3 %
            Air Freight & Couriers - 3.3 %
  44,000    Expeditors International of Washington, Inc.             $ 2,081,200
            Total Transportation                                     $ 2,081,200
            Consumer Durables & Apparel - 1.4 %
            Apparel, Accessories & Luxury Goods - 1.4 %
  19,000    Coach, Inc. *                                            $   898,130
            Total Consumer Durables & Apparel                        $   898,130
            Consumer Services - 5.3 %
            Education Services - 2.4 %
  42,000    DeVry, Inc.                                              $ 1,554,420
            Leisure Facilities - 2.9 %
  39,500    International Speedway Corp.                             $ 1,811,470
            Total Consumer Services                                  $ 3,365,890
            Media - 4.6 %
            Advertising - 4.6 %
  47,050    Harte -Hanks, Inc.                                       $   925,944
  29,500    WPP Group Plc                                              1,991,250
                                                                     $ 2,917,194
            Total Media                                              $ 2,917,194
            Retailing - 5.0 %
            Automotive Retail - 3.6 %
  69,000    O'Reilly Automotive, Inc. *                              $ 2,305,290
            Specialty Stores - 1.4 %
  27,000    PetSmart, Inc. *                                         $   861,300
            Total Retailing                                          $ 3,166,590
            Household & Personal Products - 2.7 %
            Household Products - 2.7 %
  28,000    Clorox Co. (b)                                           $ 1,707,720
            Total Household & Personal Products                      $ 1,707,720
            Health Care Equipment & Services - 14.0 %
            Health Care Equipment - 7.3 %
  25,000    C. R. Bard, Inc.                                         $ 2,204,750
  34,000    ResMed, Inc. *                                             1,457,580
  14,200    Stryker Corp.                                                976,392
                                                                     $ 4,638,722
            Health Care Services - 2.7 %
  24,000    Express Scripts, Inc. *                                  $ 1,339,680
   4,000    Medco Health Solutions, Inc. *                               361,560
                                                                     $ 1,701,240
            Health Care Supplies - 4.0 %
  60,000    Dentsply International, Inc.                             $ 2,498,400
            Total Health Care Equipment & Services                   $ 8,838,362
            Pharmaceuticals & Biotechnology - 3.2 %
            Life Sciences Tools & Services - 3.2 %
  32,500    Techne Corp. *                                           $ 2,050,100
            Total Pharmaceuticals & Biotechnology                    $ 2,050,100
            Banks - 3.4 %
            Regional Banks - 3.4 %
 123,000    UCBH Holdings, Inc. (b)                                  $ 2,150,040
            Total Banks                                              $ 2,150,040
            Diversified Financials - 7.6 %
            Asset Management & Custody Banks - 7.6 %
  60,500    Federated Investors, Inc.                                $ 2,401,850
  43,000    T. Rowe Price Associates, Inc.                             2,394,670
                                                                     $ 4,796,520
            Total Diversified Financials                             $ 4,796,520
            Software & Services - 11.5 %
            Application Software - 4.0 %
  23,000    Adobe Systems, Inc. *                                    $ 1,004,180
  95,500    Informatica Corp. *                                        1,499,350
                                                                     $ 2,503,530
            Data Processing & Outsourced Services - 3.6 %
  12,000    DST Systems, Inc. *                                      $ 1,029,720
  25,000    Fiserv, Inc. *                                             1,271,500
                                                                     $ 2,301,220
            Systems Software - 3.9 %
  37,500    Micros Systems, Inc. *                                   $ 2,440,125
            Total Software & Services                                $ 7,244,875
            Technology Hardware & Equipment - 6.9 %
            Electronic Equipment & Instruments - 6.9 %
  23,000    Mettler-Toledo International, Inc. *                     $ 2,346,000
  52,000    Trimble Navigation, Ltd. *                                 2,038,920
                                                                     $ 4,384,920
            Total Technology Hardware & Equipment                    $ 4,384,920
            Semiconductors - 6.6 %
            Semiconductors - 6.6 %
  49,000    Linear Technology Corp.                                  $ 1,714,510
  67,000    Microchip Technology                                       2,433,440
                                                                     $ 4,147,950
            Total Semiconductors                                     $ 4,147,950
            TOTAL COMMON STOCKS
            (Cost  $41,825,515)                                      $62,094,486
            TEMPORARY CASH INVESTMENT - 3.6 %
            Commercial Paper - 3.6 %
2,307,357   Securities Lending Investment Fund, 5.24%                $ 2,307,357
            TOTAL TEMPORARY CASH INVESTMENT
            (Cost  $2,307,357)                                       $ 2,307,357
            TOTAL INVESTMENT IN SECURITIES - 101.8%
            (Cost  $44,132,872)                                      $64,401,843
            OTHER ASSETS AND LIABILITIES - (1.8)%
$(1,147,744)
            TOTAL NET ASSETS - 100.0%                                $63,254,099


*           Non-income producing security.
(A.D.R.)    American Depositary Receipt

(a) At September, 30, 2007 the net unrealized gain on investments based on co

            Aggregate gross unrealized gain for all investments in wh$20,339,945 Aggregate gross unrealized loss for all investments in whi (70,974)
            Net Unrealized gain                                      $20,268,971

    (b)     At September 30, 2007, the following securities were out on loan:
 Shares                             Security                            Value
   2,833    Clorox Co.                                               $
172,78
 121,770    UCBH Holdings, Inc.
2,128,540
            Total                                                    $
2,301,325




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust II

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2007

* Print the name and title of each signing officer under his or her signature.